UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05968

John Hancock Municipal Securities Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

This report on Form N-CSR relates solely to two of the Registrant’s semi-annual reports to shareholders for the period ended November 30, 2020. The first report applies to John Hancock High Yield Municipal Bond Fund and the second report applies to John Hancock Tax-Free Bond Fund.

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), most global financial markets delivered positive returns for the 6 months ended November 30, 2020. During the rampant sell-off earlier in the year, many investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans for broad support of debt markets. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

As the year progressed, however, economic growth has slowed as the ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. Lockdowns and curfews in certain areas have been reinstated, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.

Your financial professional can help position your portfolio so that it’s sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

High Yield Municipal Bond Fund

Table of contents

2	Your fund at a glance

3	Portfolio summary

5	A look at performance

7	Your expenses

9	Fund’s investments

18	Financial statements

21	Financial highlights

25	Notes to financial statements

32	Continuation of investment advisory and subadvisory agreements

39	More information

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2020 (%)

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are rated below investment grade (BBB/Baa) or unrated.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments. com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/2020 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2020 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated “ securities are those with no ratings available from these agencies. All ratings are as of 11-30-20 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks “ section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

SECTOR COMPOSITION AS OF 11/30/2020 (% of net assets)

4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2020

	Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-20	as of 11-30-20	as of 11-30-20

Class A	-1.12	3.35	4.28	5.90	17.92	52.05	2.41	2.27	4.07

Class C	1.26	3.42	4.08	8.97	18.32	49.16	1.77	1.63	2.99

Class I1,2	3.16	4.34	4.78	10.46	23.67	59.43	2.66	2.61	4.49

Class R6[1,2]	3.32	4.35	4.78	10.46	23.71	59.48	2.69	2.64	4.54

Index 1††	3.27	6.20	6.48	9.94	35.07	87.44	—	—	—

Index 2††	4.89	3.93	4.36	3.29	21.25	53.20	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	1.02	1.77	0.77	0.74
Net (%)	0.89	1.64	0.74	0.72

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments. com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.

††	Index 1 is the Bloomberg Barclays High Yield Municipal Bond Index; Index 2 is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)

Class C3	11-30-10	14,916	14,916	18,744	15,320

Class I1,2	11-30-10	15,943	15,943	18,744	15,320

Class R6[1,2]	11-30-10	15,948	15,948	18,744	15,320

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are rated below investment grade (BBB/Baa) or unrated.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]

Class I and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	The contingent deferred sales charge is not applicable.

6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2020, by $1,000.00, then multiply it by the “expenses paid “for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2020	Ending value on 11-30-2020	Expenses paid during period ended 11-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,103.80	$4.75	0.90%
	Hypothetical example	1,000.00	1,020.60	4.56	0.90%
Class C	Actual expenses/actual returns	1,000.00	1,099.70	8.68	1.65%
	Hypothetical example	1,000.00	1,016.80	8.34	1.65%
Class I	Actual expenses/actual returns	1,000.00	1,104.60	3.96	0.75%
	Hypothetical example	1,000.00	1,021.30	3.80	0.75%
Class R6	Actual expenses/actual returns	1,000.00	1,104.60	3.80	0.72%
	Hypothetical example	1,000.00	1,021.50	3.65	0.72%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Fund’s investments

AS OF 11-30-20 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Municipal bonds 97.3%				$146,244,625
(Cost $133,923,711)

Alaska 0.7%				1,005,060

Northern Tobacco Securitization Corp. Series A	5.000	06-01-46	1,000,000	1,005,060

Arkansas 0.3%				526,180

Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	500,000	526,180

California 8.0%				12,062,152

California Community Housing Agency Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,119,260

California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,141,110

Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,123,660

Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	895,000	911,549

Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	1,000,000	1,031,960

Golden State Tobacco Securitization Corp. Series A-2	5.300	06-01-37	1,000,000	1,036,850

Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,143,740

River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	795,000	843,845

River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	750,000	839,723

Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	1,500,000	1,875,405

Tobacco Securitization Authority of Northern California Series C (B)	6.710	06-01-45	5,000,000	995,050

Colorado 5.0%				7,477,405

Colorado Health Facilities Authority Commonspirit Health Series A-2	4.000	08-01-49	1,000,000	1,107,110

Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,189,650

Regional Transportation District Denver Transit Partners P3 Project	6.000	01-15-41	1,000,000	1,003,360

Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,545,405

Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	6.908	12-01-37	2,000,000	631,880

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value

Connecticut 1.1%				$1,598,350

State of Connecticut Special Tax Revenue Revenue Transportation and Infrastructure Purpose	4.000	05-01-36	500,000	593,770

Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	1,004,580

District of Columbia 4.5%				6,723,430

District of Columbia KIPP DC Project	4.000	07-01-39	1,000,000	1,110,490

Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (C)	6.500	10-01-41	3,000,000	3,768,360

Metropolitan Washington DC Airports Authority Metrorail, Series A (B)	2.888	10-01-37	3,000,000	1,844,580

Florida 6.6%				9,866,686

Alachua County Health Facilities Authority Shands Teaching Hospital and Clinics	4.000	12-01-49	1,000,000	1,117,960

Celebration Pointe Community Development District Alachua County (A)	5.000	05-01-48	500,000	526,955

Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	500,000	554,380

County of Lake Imagine South Lake Charter School (A)	5.000	01-15-54	625,000	658,969

County of Osceola Transportation Revenue Series A-2 (B)	3.465	10-01-49	1,325,000	489,190

Escambia County Health Facilities Authority Series A	4.000	08-15-50	1,500,000	1,624,980

Hillsborough County Industrial Development Authority Tampa General Hospital Project Series A	4.000	08-01-50	1,000,000	1,126,410

Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,113,760

Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series A	7.500	06-01-49	1,000,000	1,089,960

Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	500,000	514,810

Village Community Development District No. 12 (A)	4.250	05-01-43	965,000	1,049,312

Georgia 2.4%				3,583,339

Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	840,000	885,469

Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	1,502,870

Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,195,000

10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Illinois 10.1%				$15,207,771

Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,185,190

Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	532,680

Chicago O’Hare International Airport General Senior Lien, Series A	4.000	01-01-37	500,000	585,220

City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,100,570

City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,127,660

Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,089,770

Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	1,030,270

Metropolitan Pier & Exposition Authority McCormick Place Project (B)(C)	3.633	12-15-56	5,000,000	1,356,100

Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,516,965

Sales Tax Securitization Corp. Series A	4.000	01-01-39	1,500,000	1,654,200

State of Illinois Series A, GO	5.000	10-01-28	1,250,000	1,400,588

State of Illinois, GO	4.000	06-01-33	750,000	761,445

The Illinois Sports Facilities Authority State Tax Supported (C)	5.250	06-15-32	750,000	841,883

Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	1,025,230

Indiana 1.7%				2,535,055

Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,091,950

Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,500,000	1,443,105

Iowa 0.7%				1,043,500

Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	1,043,500

Kentucky 0.5%				830,678

Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	830,678

Louisiana 2.4%				3,605,178

Calcasieu Parish Memorial Hospital Service District Lake Charles Memorial Hospital	5.000	12-01-39	500,000	551,450

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value

Louisiana (continued)

Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	1,000,000	$1,093,690

St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,196,920

St. John Baptist Parish Marathon Oil Corp. Project, Series B-1	2.125	06-01-37	750,000	763,118

Maryland 1.4%				2,154,050

Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,022,850

Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,131,200

Massachusetts 1.7%				2,601,750

Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,115,060

Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	801,855

Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	635,000	684,835

Michigan 1.6%				2,397,995

City of Detroit, GO	5.500	04-01-50	1,000,000	1,151,790

Michigan Finance Authority Capital Appreciation Tobacco Settlement (B)	4.812	06-01-65	6,000,000	718,800

Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	500,000	527,405

Minnesota 2.3%				3,441,895

City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	528,870

City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	541,655

Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,335,800

Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,035,570

Missouri 2.1%				3,192,410

Health & Educational Facilities Authority Lutheran Senior Service Projects, Series A	5.000	02-01-42	1,000,000	1,104,060

Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,064,020

Lees Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,000,000	1,024,330

12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Montana 0.4%				$624,402

Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	600,000	624,402

New Hampshire 1.2%				1,816,340

New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	515,065

New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)	6.125	07-01-52	1,000,000	782,220

New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	519,055

New Jersey 3.5%				5,309,551

Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,036,430

New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	750,000	816,840

New Jersey Economic Development Authority Revenue Refunding Municipal Rehabilitation, Series A	5.250	04-01-28	400,000	494,288

New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,000,000	1,070,710

New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	750,000	792,143

New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	4.500	06-15-49	1,000,000	1,099,140

New York 7.7%				11,544,420

Erie Tobacco Asset Securitization Corp. Series A (B)	8.076	06-01-60	15,000,000	667,350

Metropolitan Transportation Authority Series C-1	5.250	11-15-55	1,000,000	1,171,410

Metropolitan Transportation Authority Series D-1	5.000	11-15-39	750,000	807,540

Nassau County Tobacco Settlement Corp. Series D (B)	8.015	06-01-60	12,000,000	546,120

New York City Industrial Development Agency Yankee Stadium Project Pilot	4.000	03-01-45	750,000	854,400

New York Counties Tobacco Trust IV Series F (B)	8.488	06-01-60	17,000,000	649,230

New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	880,150

New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,046,110

New York State Dormitory Authority Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,111,870

New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	1,000,000	1,074,560

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value

New York (continued)

New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	$1,132,860

New York Transportation Development Corp. John F. Kennedy International Airport, AMT	5.250	08-01-31	1,000,000	1,089,280

Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	513,540

Ohio 3.6%				5,374,985

Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,000,000	1,129,720

Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project	3.250	09-01-29	1,000,000	1,038,960

Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.500	11-01-42	1,000,000	1,079,590

Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	547,845

Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	549,090

Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,029,780

Oklahoma 0.4%				541,130

Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	500,000	541,130

Oregon 0.7%				1,075,380

Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,075,380

Pennsylvania 0.7%				1,063,900

Lancaster County Hospital Authority Brethen Village Project	5.125	07-01-37	1,000,000	1,063,900

Puerto Rico 6.4%				9,689,124

Children’s Trust Fund Series B (B)	8.755	05-15-57	10,000,000	448,600

Puerto Rico Commonwealth Aqueduct & Sewer Authority Series A	5.250	07-01-42	1,500,000	1,556,250

Puerto Rico Electric Power Authority Series 2013A-RSA-1 (D)	7.000	07-01-43	1,250,000	956,250

Puerto Rico Electric Power Authority Series TT-RSA-1 (D)	5.000	07-01-24	765,000	571,838

Puerto Rico Public Buildings Authority Series U (D)	5.250	07-01-42	1,000,000	736,250

Puerto Rico Sales Tax Financing Corp. Series A-1 (B)	2.546	07-01-31	1,000,000	763,460

Puerto Rico Sales Tax Financing Corp. Series A-1	4.750	07-01-53	1,000,000	1,083,930

14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Puerto Rico (continued)

Puerto Rico Sales Tax Financing Corp. Series A-1 (B)	4.763	07-01-46	5,000,000	$1,494,550

Puerto Rico Sales Tax Financing Corp. Series A-1	5.000	07-01-58	1,000,000	1,100,470

Puerto Rico Sales Tax Financing Corp. Series A-2	4.784	07-01-58	900,000	977,526

Rhode Island 1.8%				2,748,470

Tobacco Settlement Financing Corp. Series A	5.000	06-01-35	1,500,000	1,690,560

Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,057,910

South Carolina 0.7%				1,061,350

South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes	5.000	04-01-48	1,000,000	1,061,350

Tennessee 2.9%				4,321,445

Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,321,445

Texas 8.2%				12,275,889

Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	1,024,990

City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	5.000	07-15-28	1,100,000	1,206,601

City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,043,560

City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series B-2, AMT	5.000	07-01-27	500,000	546,075

City of Seguin Hospital Hospital Mortgage Revenue	5.000	12-01-45	1,000,000	1,041,060

Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	4.875	05-01-25	500,000	506,650

Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,375

Mission Economic Development Corp. Natgasoline Project, AMT (A)	4.625	10-01-31	1,500,000	1,592,700

New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	503,815

Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	1,700,000	1,994,253

Texas Private Activity Bond Surface Transportation Corp. LBJ Infrastructure Group LLC	4.000	06-30-36	1,000,000	1,167,770

Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,148,040

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value

Vermont 0.8%				$1,147,553

Vermont Economic Development Authority Wake Robin Corp. Project	5.400	05-01-33	1,135,000	1,147,553

Virginia 2.0%				2,993,260

Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,000,000	1,066,540

Norfolk Redevelopment & Housing Authority Retirement Community	5.250	01-01-54	1,000,000	1,047,480

Tobacco Settlement Financing Corp. Series D (B)	5.797	06-01-47	4,000,000	879,240

Wisconsin 3.2%				4,804,542

Public Finance Authority Friends Homes (A)	5.000	09-01-54	1,000,000	1,098,140

Public Finance Authority Retirement Facility Revenue Southminster (A)	5.000	10-01-53	1,150,000	1,182,177

Public Finance Authority Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,067,140

Public Finance Authority Rose Villa Project, Series A (A)	6.000	11-15-49	1,000,000	1,075,080

Wisconsin Health & Educational Facilities Authority St. Camillus Health Center System, Inc.	5.000	11-01-46	375,000	382,005

		Yield (%)	Shares	Value

Short-term investments 1.7%				$2,556,333

(Cost $2,556,450)

Short-term funds 1.7%

John Hancock Collateral Trust (E)		0.1952(F)	255,449	2,556,333

Total investments (Cost $136,480,161) 99.0%				$148,800,958

Other assets and liabilities, net 1.0%				1,546,249

Total net assets 100.0%				$150,347,207

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

GO	General Obligation

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $21,378,103 or 14.2% of the fund’s net assets as of 11-30-20.

(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below. (D) Non-income producing - Issuer is in default.

(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

(F)	The rate shown is the annualized seven-day yield as of 11-30-20.

16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

At 11-30-20, the aggregate cost of investments for federal income tax purposes was $134,988,114. Net unrealized appreciation aggregated to $13,812,844, of which $14,661,828 related to gross unrealized appreciation and $848,984 related to gross unrealized depreciation.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.5
Assured Guaranty Municipal Corp.	1.5
TOTAL	4.0

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	17

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $133,923,711)	$146,244,625
Affiliated investments, at value (Cost $2,556,450)	2,556,333
Total investments, at value (Cost $136,480,161)	148,800,958
Interest receivable	1,832,565
Receivable for fund shares sold	31,791
Receivable from affiliates	2,072
Other assets	44,420
Total assets	150,711,806
Liabilities
Due to custodian	374
Distributions payable	18,677
Payable for fund shares repurchased	245,302
Payable to affiliates
Accounting and legal services fees	4,324
Transfer agent fees	5,111
Distribution and service fees	13,723
Trustees’ fees	181
Other liabilities and accrued expenses	76,907
Total liabilities	364,599
Net assets	$150,347,207
Net assets consist of
Paid-in capital	$138,690,167
Total distributable earnings (loss)	11,657,040
Net assets	$150,347,207

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($118,925,794 ÷ 14,997,580 shares)[1]	$7.93
Class C ($15,304,535 ÷ 1,929,860 shares)[1]	$7.93
Class I ($14,057,545 ÷ 1,769,914 shares)	$7.94
Class R6 ($2,059,333 ÷ 259,180 shares)	$7.95

Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.26

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

18	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-20 (unaudited)

Investment income
Interest	$3,358,392
Income distributions received from affiliated investments	4,468
Total investment income	3,362,860

Expenses
Investment management fees	417,061
Distribution and service fees	238,050
Accounting and legal services fees	14,284
Transfer agent fees	32,126
Trustees’ fees	1,321
Custodian fees	22,754
State registration fees	44,601
Printing and postage	19,096
Professional fees	30,117
Other	10,344
Total expenses	829,754
Less expense reductions	(104,377)
Net expenses	725,377
Net investment income	2,637,483

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	649,676
Affiliated investments	(970)
648,706
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	11,134,317
Affiliated investments	(254)
11,134,063
Net realized and unrealized gain	11,782,769
Increase in net assets from operations	$14,420,252

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-20 (unaudited)	Year ended 5-31-20
Increase (decrease) in net assets
From operations
Net investment income	$2,637,483	$5,785,213
Net realized gain (loss)	648,706	(1,381,945)
Change in net unrealized appreciation (depreciation)	11,134,063	(11,058,032)
Increase (decrease) in net assets resulting from operations	14,420,252	(6,654,764)
Distributions to shareholders
From earnings
Class A	(2,140,092)	(6,726,527)
Class B1	(6,140)	(51,362)
Class C	(283,896)	(1,236,889)
Class I	(265,667)	(830,598)
Class R6	(40,016)	(119,961)
Total distributions	(2,735,811)	(8,965,337)
From fund share transactions	(3,116,719)	1,215,589
Total increase (decrease)	8,567,722	(14,404,512)
Net assets
Beginning of period	141,779,485	156,183,997
End of period	$150,347,207	$141,779,485

[1]	Share class was redesignated during the period. Refer to Note 5 for further details.

20	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

CLASS A SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$7.32		$8.06	$7.93	$8.01	$8.33	$8.18
Net investment income[2]	0.14		0.30	0.32	0.34	0.34	0.35
Net realized and unrealized gain (loss) on investments	0.62		(0.58)	0.14	(0.06)	(0.28)	0.18
Total from investment operations	0.76		(0.28)	0.46	0.28	0.06	0.53
Less distributions
From net investment income	(0.15)		(0.33)	(0.33)	(0.36)	(0.38)	(0.38)
From net realized gain	—		(0.13)	—	—	—	—
Total distributions	(0.15)		(0.46)	(0.33)	(0.36)	(0.38)	(0.38)
Net asset value, end of period	$7.93		$7.32	$8.06	$7.93	$8.01	$8.33
Total return (%)[3,4]	10.38	[5]	(3.80)	5.99	3.55	0.76	6.65
Ratios and supplemental data
Net assets, end of period (in millions)	$119		$107	$111	$117	$133	$155
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[6]	1.06	1.07	1.05	1.00	1.00
Expenses including reductions	0.90	[6]	0.92	0.93	0.91	0.89	0.90
Net investment income	3.63	[6]	3.79	4.10	4.31	4.24	4.24
Portfolio turnover (%)	16		52	41	8	27	22

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	21

CLASS C SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$7.32		$8.06	$7.93	$8.01	$8.33	$8.18
Net investment income[2]	0.11		0.24	0.26	0.29	0.28	0.29
Net realized and unrealized gain (loss) on investments	0.62		(0.58)	0.14	(0.07)	(0.28)	0.18
Total from investment operations	0.73		(0.34)	0.40	0.22	—	0.47
Less distributions
From net investment income	(0.12)		(0.27)	(0.27)	(0.30)	(0.32)	(0.32)
From net realized gain	—		(0.13)	—	—	—	—
Total distributions	(0.12)		(0.40)	(0.27)	(0.30)	(0.32)	(0.32)
Net asset value, end of period	$7.93		$7.32	$8.06	$7.93	$8.01	$8.33
Total return (%)[3,4]	9.97	[5]	(4.52)	5.20	2.78	0.00	5.85
Ratios and supplemental data
Net assets, end of period (in millions)	$15		$20	$29	$35	$43	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	[6]	1.81	1.82	1.80	1.75	1.75
Expenses including reductions	1.65	[6]	1.67	1.68	1.66	1.64	1.65
Net investment income	2.88	[6]	3.04	3.35	3.56	3.50	3.49
Portfolio turnover (%)	16		52	41	8	27	22

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

22	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17[2]
Per share operating performance
Net asset value, beginning of period	$7.33		$8.07	$7.94	$8.02	$7.91
Net investment income[3]	0.15		0.31	0.33	0.36	0.12
Net realized and unrealized gain (loss) on investments	0.61		(0.58)	0.14	(0.07)	0.10
Total from investment operations	0.76		(0.27)	0.47	0.29	0.22
Less distributions
From net investment income	(0.15)		(0.34)	(0.34)	(0.37)	(0.11)
From net realized gain	—		(0.13)	—	—	—
Total distributions	(0.15)		(0.47)	(0.34)	(0.37)	(0.11)
Net asset value, end of period	$7.94		$7.33	$8.07	$7.94	$8.02
Total return (%)[4]	10.46	[5]	(3.65)	6.15	3.71	2.84	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$14		$13	$13	$9	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[6]	0.81	0.82	0.80	0.73	[6]
Expenses including reductions	0.75	[6]	0.77	0.78	0.76	0.73	[6]
Net investment income	3.78	[6]	3.94	4.23	4.47	4.96	[6]
Portfolio turnover (%)	16		52	41	8	27	[7]

[1]	Six months ended 11-30-20. Unaudited.
[2]	The inception date for Class I shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	23

CLASS R6 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18[2]
Per share operating performance
Net asset value, beginning of period	$7.34		$8.08	$7.94	$8.08
Net investment income[3]	0.15		0.32	0.33	0.28
Net realized and unrealized gain (loss) on investments	0.61		(0.59)	0.16	(0.14)
Total from investment operations	0.76		(0.27)	0.49	0.14
Less distributions
From net investment income	(0.15)		(0.34)	(0.35)	(0.28)
From net realized gain	—		(0.13)	—	—
Total distributions	(0.15)		(0.47)	(0.35)	(0.28)
Net asset value, end of period	$7.95		$7.34	$8.08	$7.94
Total return (%)[4]	10.46[5]		(3.61)	6.31	1.80[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	[6]	0.78	0.79	0.77	[6]
Expenses including reductions	0.72	[6]	0.74	0.75	0.73	[6]
Net investment income	3.81	[6]	3.98	4.27	4.52	[6]
Portfolio turnover (%)	16		52	41	8	[7]

[1]	Six months ended 11-30-20. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.

24	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital. Under normal market conditions, the fund invests in medium-and lower-quality municipal securities. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	25

fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2020, by major security category or type:

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$146,244,625	—	$146,244,625	—
Short-term investments	2,556,333	$2,556,333	—	—
Total investments in securities	$148,800,958	$2,556,333	$146,244,625	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2020, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended November 30, 2020 were $3,012.

26	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.5900% of the first $75 million of the fund’s average daily net assets, (b) 0.5200% of the next $75 million of the fund’s average daily net assets, (c) 0.4600% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.4400% of the next

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	27

$2 billion of the fund’s average daily net assets; and (e) 0.4100% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Prior to July 1, 2020, the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.6250% of the first $75 million of the fund’s average daily net assets, (b) 0.5625% of the next $75 million of the fund’s average daily net assets, (c) 0.5000% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.4800% of the next $2 billion of the fund’s average daily net assets; and (e) 0.4500% of the fund’s average daily net assets in excess of $4 billion.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective July 1, 2020, the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A, Class C, Class I, and Class R6 shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I and Class R6 shares, as applicable, exceed 0.89%, 1.64%, 0.74%, and 0.72%, respectively, of average daily net assets attributable to the class, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on September 30, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the other expenses of the fund exceed 0.15% of the average net assets of the fund. For purposes of this agreement, “other expenses of the fund“ means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, Advisory fees, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement will continue in effect until terminated at any time by the Advisor on notice to the fund.

For the six months ended November 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$29,125
Class B	98
Class C	4,713

Class	Expense reduction
Class I	$3,474
Class R6	505
Total	$37,915

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2020, were equivalent to a net annual effective rate of 0.51% of the fund’s average daily net assets.

28	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

Class B was redesignated during the period. Refer to Note 5 for further details.

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $56,876, $196 and $9,390 for Class A, Class B and Class C shares, respectively, for the six months ended November 30, 2020.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $36,286 for the six months ended November 30, 2020. Of this amount, $4,997 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $31,289 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2020, CDSCs received by the Distributor amounted to $391 and $1,496 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

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Class level expenses. Class level expenses for the six months ended November 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$142,189	$24,824
Class B	1,962	87
Class C	93,899	4,125
Class I	—	2,968
Class R6	—	122
Total	$238,050	$32,126

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5—Fund share transactions

Transactions in fund shares for the six months ended November 30, 2020 and for the year ended May 31, 2020 were as follows:

	Six Months Ended 11-30-20		Year Ended 5-31-20

	Shares	Amount	Shares	Amount

Class A shares
Sold	1,618,109	$12,550,424	4,094,273	$32,663,381
Distributions reinvested	260,656	2,028,091	802,504	6,364,618
Repurchased	(1,476,591)	(11,427,374)	(4,101,571)	(31,744,451)
Net increase	402,174	$3,151,141	795,206	$7,283,548

Class B shares
Sold	18	$140	6,122	$47,343
Distributions reinvested	669	5,178	6,033	48,017
Repurchased	(96,817)	(747,058)	(72,419)	(565,811)
Net decrease	(96,130)	$(741,740)	(60,264)	$(470,451)

Class C shares
Sold	80,684	$625,107	442,318	$3,534,433
Distributions reinvested	35,459	275,689	148,917	1,183,467
Repurchased	(894,966)	(6,944,828)	(1,425,632)	(11,164,840)
Net decrease	(778,823)	$(6,044,032)	(834,397)	$(6,446,940)

Class I shares
Sold	226,433	$1,750,579	518,809	$4,100,190
Distributions reinvested	33,847	263,716	103,973	826,453
Repurchased	(201,184)	(1,558,083)	(551,141)	(4,231,303)
Net increase	59,096	$456,212	71,641	$695,340

30	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

	Six Months Ended 11-30-20		Year Ended 5-31-20

	Shares	Amount	Shares	Amount

Class R6 shares
Sold	58,564	$445,196	140,993	$1,129,600
Distributions reinvested	5,133	40,016	15,101	119,961
Repurchased	(54,242)	(423,512)	(140,061)	(1,095,469)
Net increase	9,455	$61,700	16,033	$154,092

Total net increase (decrease)	(404,228)	$(3,116,719)	(11,781)	$1,215,589

Affiliates of the fund owned 7% of shares of Class R6 on November 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.

Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$447,566

Note 6—Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $23,311,226 and $27,787,780, respectively, for the six months ended November 30, 2020.

Note 7—State or region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax- base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.

Note 8—Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	255,449	$2,328,133	$21,790,164	$(21,560,740)	$(970)	$(254)	$4,468	—	$2,556,333

Note 9—Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock High Yield Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

32	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the fund outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods ended December 31, 2019. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index relative to the one-, three-, five- and ten-year periods and for the peer group median relative to the three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.

34	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	35

(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(l)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as

36	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

***

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	37

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

38	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson

Steven R. Pruchansky, Vice Chairperson

Andrew G. Arnott†

Charles L. Bardelis*

James R. Boyle

Peter S. Burgess*

William H. Cunningham

Grace K. Fey

Marianne Harrison†

Deborah C. Jackson

James M. Oates*

Frances G. Rathke*,1

Gregory A. Russo

Officers

Andrew G. Arnott

President

Charles A. Rizzo

Chief Financial Officer

Salvatore Schiavone

Treasurer

Christopher (Kit) Sechler

Secretary and Chief Legal Officer

Trevor Swanberg2

Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Dennis DiCicco

Jeffrey N. Given, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee

† Non-Independent Trustee

1 Appointed as Independent Trustee effective as of September 15, 2020

2 Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:

jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 219909	430 W 7th Street
	Kansas City, MO 64121-9909	Suite 219909
Kansas City, MO 64105-1407

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	39

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Get your questions answered by using our shareholder resources

ONLINE

∎	Visit jhinvestments.com to access a range of resources for individual investors, from account details and fund information to forms and our latest insight on the markets and economy.

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Not part of the shareholder report

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Real Estate Securities

Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and

Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND

GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ◾ Member FINRA, SIPC 200 Berkeley Street ◾ Boston, MA 02116-5010 ◾ 800-225-5291 ◾ jhinvestments.com

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

A company of Manulife Investment Management

59SA 11/20
MF1438846	1/2021

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), most global financial markets delivered positive returns for the 6 months ended November 30, 2020. During the rampant sell-off earlier in the year, many investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans for broad support of debt markets. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

As the year progressed, however, economic growth has slowed as the ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. Lockdowns and curfews in certain areas have been reinstated, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.

Your financial professional can help position your portfolio so that it’s sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

Tax-Free Bond Fund

Table of contents

2	Your fund at a glance

3	Portfolio summary

5	A look at performance

7	Your expenses

9	Fund’s investments

24	Financial statements

27	Financial highlights

31	Notes to financial statements

40	Continuation of investment advisory and subadvisory agreements

47	More information

SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2020 (%)

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/2020 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2020 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-20 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the” Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	3

SECTOR COMPOSITION AS OF 11/30/2020 (% of net assets)

4	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2020

	Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-20	as of 11-30-20	as of 11-30-20

Class A	-0.96	2.47	3.59	1.34	12.99	42.26	1.34	1.24	2.26

Class C	1.36	2.55	3.40	4.19	13.41	39.75	0.66	0.55	1.11

Class I1,2	3.39	3.48	4.09	5.66	18.63	49.35	1.54	1.53	2.60

Class R6[1,2]	3.32	3.44	4.07	5.67	18.42	49.09	1.57	1.56	2.65

Index††	4.89	3.93	4.36	3.29	21.25	53.20	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	0.93	1.68	0.68	0.65
Net (%)	0.82	1.57	0.67	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.

††	Index is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Barclays Municipal Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)

Class C3	11-30-10	13,975	13,975	15,320

Class I1,2	11-30-10	14,935	14,935	15,320

Class R6[1,2]	11-30-10	14,909	14,909	15,320

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]

Class I and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise returns would vary.

[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	The contingent deferred sales charge is not applicable.

6	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2020	Ending value on 11-30-2020	Expenses paid during period ended 11-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,055.90	$4.28	0.83%
	Hypothetical example	1,000.00	1,020.90	4.20	0.83%
Class C	Actual expenses/actual returns	1,000.00	1,051.90	8.13	1.58%
	Hypothetical example	1,000.00	1,017.10	7.99	1.58%
Class I	Actual expenses/actual returns	1,000.00	1,056.60	3.51	0.68%
	Hypothetical example	1,000.00	1,021.70	3.45	0.68%
Class R6	Actual expenses/actual returns	1,000.00	1,056.70	3.30	0.64%
	Hypothetical example	1,000.00	1,021.90	3.24	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

Fund’s investments

AS OF 11-30-20 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Municipal bonds 98.4%				$482,542,848
(Cost $445,218,526)

Alaska 0.8%				4,000,110

Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,606,985

Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,393,125

Arizona 1.2%				5,654,810

Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,215,350

City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,313,880

Glendale Industrial Development Authority Senior Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	3,125,580

California 8.9%				43,479,973

ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,184,060

California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,052,680

California Municipal Finance Authority LINXS APM Project, AMT	5.000	12-31-43	2,000,000	2,345,180

California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,812,810

California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,223,540

California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,155,690

California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	2,126,861

City of San Francisco Public Utilities Commission Water Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,755,705

County of San Bernardino Medical Center Financing Project	5.500	08-01-22	2,500,000	2,636,525

Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,370,980

Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	3,000,000	3,095,880

Metropolitan Water District of Southern California Series A	5.000	10-01-49	500,000	653,220

M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,654,700

M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,989,325

River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	2,000,000	2,122,880

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value

California (continued)

San Diego Unified School District Series I, GO (B)	3.538	07-01-39	1,250,000	$649,025

San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	4,995,720

State of California, GO	5.000	02-01-38	5,375,000	5,655,192

Colorado 4.3%				20,850,743

City & County of Denver Series A	4.000	08-01-46	3,000,000	3,257,370

Colorado Health Facilities Authority Series A	5.250	05-15-37	500,000	573,440

Colorado Health Facilities Authority Series A	5.250	05-15-47	1,125,000	1,290,240

Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,772,075

Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,905,688

Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,465,510

Regional Transportation District Denver Transit Partners P3 Project	6.000	01-15-41	2,000,000	2,006,720

Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	6.908	12-01-37	5,000,000	1,579,700

Connecticut 1.0%				4,880,300

State of Connecticut Series C, GO	4.000	06-01-24	250,000	281,155

State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,780,470

State of Connecticut Special Tax Revenue Revenue Transportation and Infrastructure Purpose	4.000	05-01-36	250,000	296,885

State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,262,510

State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,259,280

Delaware 0.6%				2,754,765

Delaware State Economic Development Authority Acts Retirement Communities, Obligated Group, Series B	5.000	11-15-48	1,250,000	1,417,775

Delaware Transportation Authority Transportation System	3.000	07-01-35	1,225,000	1,336,990

District of Columbia 3.3%				16,126,031

District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,943,358

10	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

District of Columbia (continued)

District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	2,410,000	$2,663,821

Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	2.355	10-01-33	6,565,000	4,848,384

Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	2.484	10-01-35	6,470,000	4,472,258

Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,198,210

Florida 4.1%				20,279,058

Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,282,920

City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,080,010

City of Atlantic Beach Fleet Landing Project, Series B-2	3.000	11-15-23	1,250,000	1,250,200

Hillsborough County Aviation Authority PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,387,100

Miami Beach Redevelopment Agency City Center, Series A (A)	5.000	02-01-44	2,500,000	2,817,675

Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,500,000	1,763,355

Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	4,500,000	4,900,860

Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	1,715,000	1,998,181

Polk County Industrial Development Authority Mineral Development LLC, AMT (C)	5.875	01-01-33	1,250,000	1,287,025

Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	460,000	511,732

Georgia 3.5%				17,304,100

City of Atlanta Department of Aviation Airport Revenue Refunding, Series A	5.000	07-01-26	500,000	620,340

Development Authority of Rockdale County Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	1,087,960

Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,000,000	3,162,390

Main Street Natural Gas, Inc. Series A	5.000	05-15-38	1,435,000	2,034,428

Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	1,201,360

Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,409,080

Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-29	3,000,000	3,793,710

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value

Georgia (continued)

Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-39	2,445,000	$2,994,832

Guam 0.2%				1,094,440

Antonio B. Won Pat International Airport Authority Series C, AMT (A)	6.125	10-01-43	1,000,000	1,094,440

Hawaii 0.1%				623,360

State of Hawaii Harbor System Revenue Series A, AMT (D)	5.000	07-01-27	500,000	623,360

Illinois 10.2%				49,791,420

Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,531,978

Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,071,690

Chicago O’Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,158,880

Chicago O’Hare International Airport Series A	5.750	01-01-39	515,000	517,318

Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,794,195

Chicago O’Hare International Airport Series D	5.250	01-01-42	3,670,000	4,372,255

City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,100,570

City of Chicago Series A, GO	5.000	01-01-33	540,000	548,057

City of Chicago Series A, GO	5.250	01-01-35	1,000,000	1,001,880

City of Chicago Series C, GO	5.000	01-01-22	1,555,000	1,593,471

City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,421,500

City of Chicago Waterworks Revenue	3.150	11-01-24	500,000	534,195

Illinois Finance Authority 2020-Advocate Health Care Network	4.000	06-01-47	1,065,000	1,093,649

Illinois Finance Authority 2020-Advocate Health Care Network, Prerefunded	4.000	06-01-47	40,000	42,216

Illinois Finance Authority Advocate Health Care Network, Prerefunded	4.000	06-01-47	1,895,000	1,999,964

Illinois State Toll Highway Authority Series A	4.000	01-01-39	2,000,000	2,338,880

Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)(B)	0.875	01-01-22	2,440,000	2,416,674

12	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Illinois (continued)

Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	$827,100

Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	1,085,285

Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,224,960

Sales Tax Securitization Corp. Series A	5.000	01-01-48	4,000,000	4,607,720

State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,960,823

State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,174,120

State of Illinois Series B, GO	4.000	11-01-35	2,000,000	2,032,680

State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,087,550

State of Illinois, GO	5.000	05-01-25	2,000,000	2,143,620

State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,065,320

State of Illinois, GO	5.500	07-01-38	1,000,000	1,044,870

Iowa 0.2%				1,014,960

Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375	06-01-38	1,000,000	1,014,960

Kentucky 1.2%				5,731,202

County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,530,325

Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	553,785

Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	710,946

Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	690,006

Kentucky Turnpike Authority Revitalization Projects, Series A	5.000	07-01-21	1,215,000	1,246,140

Louisiana 2.1%				10,473,637

City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,163,530

Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,957,025

New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,191,180

New Orleans Aviation Board Series B, AMT	5.000	01-01-45	2,000,000	2,236,280

New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	579,770

St. Charles Parish Valero Energy Corp.	4.000	12-01-40	1,200,000	1,245,792

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value

Louisiana (continued)

St. James Parish Nustar Logistics LP Project (C)	5.850	08-01-41	1,000,000	$1,100,060

Maryland 1.3%				6,610,775

Howard County Series A, GO	4.000	08-15-39	1,000,000	1,241,190

Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,116,200

Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,171,710

Maryland State Transportation Authority Passenger Facility Charge Revenue, AMT	5.000	06-01-32	2,500,000	3,081,675

Massachusetts 6.4%				31,510,612

Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated	5.000	06-01-47	3,180,000	3,885,483

Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,192,926

Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	3,505,140

Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,787,650

Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (C)	5.000	10-01-47	2,060,000	2,202,428

Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	1,041,173

Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,717,650

Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	2,064,684

Massachusetts Educational Financing Authority Education Issue L Senior, Series B, AMT	5.000	07-01-24	350,000	397,292

Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, AMT	5.000	01-01-25	2,000,000	2,299,860

Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	2,140,000	2,187,551

Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,218,060

Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,193,780

Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	2,251,759

Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250	07-01-36	3,475,000	3,565,176

Michigan 2.9%				14,151,385

City of Detroit, GO	5.000	04-01-24	300,000	321,465

14	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Michigan (continued)

City of Detroit, GO	5.000	04-01-26	660,000	$726,323

Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,766,246

Detroit Downtown Development Authority Catalyst Development Project, Series A (A)	5.000	07-01-43	1,000,000	1,113,490

Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,816,360

Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	634,145

Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,238,530

Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	283,685

Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	1,500,000	1,582,215

Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,668,926

Minnesota 0.6%				3,184,056

Minnesota Housing Finance Agency Series A	2.950	02-01-46	1,657,780	1,713,547

Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,470,509

Mississippi 0.2%				1,187,600

State of Mississippi Series A	5.000	10-15-37	1,000,000	1,187,600

Nebraska 1.0%				4,970,000

Central Plains Energy Project Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	4,970,000

Nevada 0.3%				1,227,800

City of Henderson Series A1, GO	4.000	06-01-36	1,000,000	1,227,800

New Jersey 3.7%				18,189,979

Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,627,806

New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,178,240

New Jersey Economic Development Authority Revenue Refunding Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,977,152

New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,136,290

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value

New Jersey (continued)

New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	$1,650,015

New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,532,176

New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.250	06-15-43	1,000,000	1,185,160

New Jersey Transportation Trust Fund Authority Transportation System, Series C (A)(B)	2.257	12-15-31	750,000	584,130

State of New Jersey Covid-19 Emergency, Series A, GO	4.000	06-01-32	1,000,000	1,225,480

State of New Jersey Covid-19 Emergency, Series A, GO	5.000	06-01-26	1,000,000	1,214,780

Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,878,750

New Mexico 0.9%				4,184,850

City of Farmington Public Service Company	1.100	06-01-40	1,000,000	1,010,490

New Mexico Educational Assistance Foundation Education Loan, Series A1, AMT	3.875	04-01-34	3,000,000	3,174,360

New York 12.6%				61,915,784

Chautauqua County Capital Resource Corp. NRG Energy Project	1.300	04-01-42	2,000,000	2,010,980

City of New York Series C, GO	4.000	08-01-36	1,500,000	1,804,080

Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	1,097,450

Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,715,000	1,733,385

Metropolitan Transportation Authority Green Bond, Series A-2	5.000	11-15-27	1,250,000	1,408,563

Metropolitan Transportation Authority Green Bond, Series C-1 (A)	4.000	11-15-46	2,300,000	2,583,153

Metropolitan Transportation Authority Green Bond, Series C-1	5.000	11-15-23	1,350,000	1,443,758

Metropolitan Transportation Authority Series D-1	5.000	11-15-39	2,250,000	2,422,620

New York City Industrial Development Agency Yankee Stadium Project Pilot (A)	5.000	03-01-28	350,000	445,466

New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	5.000	11-01-29	1,000,000	1,345,020

New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	350,000	419,174

New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	294,873

New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	390,840

16	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

New York (continued)

New York City Transitional Finance Authority Series A-3	4.000	05-01-41	3,000,000	$3,499,740

New York City Water & Sewer System Series FF	5.000	06-15-41	3,025,000	3,975,576

New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	5,205,050

New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,194,500

New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,050,610

New York Liberty Development Corp. World Trade Center, Class 2-3 (C)	5.150	11-15-34	2,500,000	2,615,275

New York Power Authority Series A	4.000	11-15-45	500,000	594,165

New York State Dormitory Authority Orange Regional Medical Center (C)	5.000	12-01-40	1,000,000	1,120,020

New York State Dormitory Authority Personal Income Tax Revenue, Series A	4.000	03-15-37	1,000,000	1,203,450

New York State Environmental Facilities Corp. Series A	4.000	06-15-46	1,225,000	1,389,187

New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	2,000,000	2,149,120

New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,726,125

New York Transportation Development Corp. Special Facility Revenue, AMT	4.000	12-01-42	600,000	669,294

New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-24	1,000,000	1,141,970

New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-25	1,000,000	1,168,440

Niagara Area Development Corp. Covanta Project, Series A, AMT (C)	4.750	11-01-42	1,500,000	1,540,620

Port Authority of New York & New Jersey Consolidated Bonds, Series 222	4.000	07-15-38	1,000,000	1,197,490

Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,006,470

Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,279,655

Port Authority of New York & New Jersey Series 198	5.250	11-15-56	3,000,000	3,563,040

Triborough Bridge & Tunnel Authority Series A	4.000	11-15-54	500,000	583,285

Triborough Bridge & Tunnel Authority Series A	5.000	11-15-49	500,000	643,340

Ohio 3.0%				14,915,570

Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	2,000,000	2,259,440

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value

Ohio (continued)

County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	$1,068,760

County of Hamilton TriHealth Incorporate Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,817,280

Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,178,250

Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	2,075,300

Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,560,930

Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (C)	4.250	01-15-38	1,000,000	1,095,690

State of Ohio Portsmouth Bypass Project, AMT (A)	5.000	12-31-35	750,000	859,920

Oklahoma 1.5%				7,183,014

Oklahoma Development Finance Authority Gilcrease Expressway West Project-P3, AMT	1.625	07-06-23	2,500,000	2,496,225

Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,547,729

Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,075,830

Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,063,230

Oregon 0.8%				4,114,900

Port of Portland Airport Revenue Portland International Airport, AMT	5.000	07-01-49	1,000,000	1,203,200

Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,911,700

Pennsylvania 2.6%				12,701,223

Allegheny County Sanitary Authority Series A	5.000	06-01-26	500,000	622,240

City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,243,420

Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,336,822

Pennsylvania Economic Development Financing Authority Pollution Control Revenue & Electric Utility Corporation	0.400	10-01-23	1,000,000	999,420

Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,847,654

Pennsylvania Turnpike Commission Series A	5.000	12-01-38	1,255,000	1,432,532

Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,239,160

18	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Pennsylvania (continued)

Philadelphia Gas Works Company 1998 General Ordinance Fifteenth	5.000	08-01-47	2,500,000	$2,979,975

Puerto Rico 2.0%				9,936,503

Puerto Rico Sales Tax Financing Corp. Series A-1 (B)	2.546	07-01-31	2,843,000	2,170,517

Puerto Rico Sales Tax Financing Corp. Series A-1	4.500	07-01-34	2,000,000	2,139,260

Puerto Rico Sales Tax Financing Corp. Series A-1 (B)	4.763	07-01-46	985,000	294,426

Puerto Rico Sales Tax Financing Corp. Series A-2	4.329	07-01-40	3,000,000	3,199,380

Puerto Rico Sales Tax Financing Corp. Series A-2	4.329	07-01-40	2,000,000	2,132,920

Rhode Island 0.5%				2,454,351

Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,454,351

South Carolina 0.4%				1,737,135

South Carolina Public Service Authority Series A	5.000	12-01-50	1,500,000	1,737,135

Tennessee 1.2%				5,897,454

Memphis-Shelby County Airport Authority Series B, AMT	5.000	07-01-25	1,000,000	1,190,430

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	2,050,000	2,378,964

Tennergy Corp. Series A	5.000	02-01-50	2,000,000	2,328,060

Texas 9.5%				46,707,080

Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	573,810

Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	569,680

Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,252,320

City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,402,100

City of Dallas Waterworks & Sewer System Revenue Series C	4.000	10-01-49	1,000,000	1,213,120

City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	5.000	07-15-28	4,400,000	4,826,404

City of Houston Airport System Revenue United Airlines, Inc., AMT	4.750	07-01-24	2,000,000	2,066,920

City of San Antonio Electric & Gas Systems Revenue	5.000	02-01-48	5,000,000	5,509,900

Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,588,400

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value

Texas (continued)

Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	$4,538,000

Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	600,000	600,450

Harris County Cultural Education Facilities Finance Corp. First Mortgage, Brazos Presbyterian Homes, Inc. Project	5.000	01-01-48	1,000,000	1,050,720

Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,211,660

Matagorda County Navigation District No. 1 Center Power and Light Company, AMT	0.900	05-01-30	500,000	500,015

New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,800,000	1,897,848

North Texas Tollway Authority Revenue Refunding System, Series A	4.000	01-01-44	2,525,000	2,902,740

Spring Independent School District School Building, GO	5.000	08-15-42	1,500,000	1,841,910

Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000	12-15-30	1,680,000	1,799,263

Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	2,361,820

Utah 1.3%				6,550,104

County of Utah IHC Health Services, Inc., Series A	4.000	05-15-43	1,000,000	1,181,060

County of Utah IHC Health Services, Inc., Series B	5.000	05-15-60	600,000	746,544

Salt Lake City Corp. Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,385,800

Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,236,700

Virgin Islands 0.1%				497,500

Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	497,500

Virginia 1.0%				4,710,823

Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,813,118

Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,187,210

Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-52	1,500,000	1,710,495

Washington 1.0%				4,783,400

Energy Northwest Columbia Generating Station	4.000	07-01-39	1,000,000	1,218,580

20	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Washington (continued)

Energy Northwest Columbia Generating Station	5.000	07-01-39	1,000,000	$1,333,600

Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	2,231,220

West Virginia 0.2%				1,057,500

West Virginia Economic Development Authority Appalachian Power Company Amos Project, Series A	2.550	03-01-40	1,000,000	1,057,500

Wisconsin 1.7%				8,104,541

Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	1,500,000	1,665,030

Public Finance Authority Mary’s Woods at Marylhurst (C)	5.250	05-15-47	1,015,000	1,073,494

Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	700,000	725,739

Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	1,067,140

Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	3,226,680

Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital Incorporate, Series A	5.000	07-01-49	300,000	346,458

		Yield (%)	Shares	Value

Short-term investments 1.0%				$4,794,315

(Cost $4,794,636)

Short-term funds 1.0%

John Hancock Collateral Trust (E)		0.1952(F)	479,087	4,794,315

Total investments (Cost $450,013,162) 99.4%				$487,337,163

Other assets and liabilities, net 0.6%				2,953,170

Total net assets 100.0%				$490,290,333

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

GO	General Obligation

(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.

(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)	Security purchased or sold on a when-issued or delayed delivery basis.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	21

(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

(F)	The rate shown is the annualized seven-day yield as of 11-30-20.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	4.4

Assured Guaranty Corp.	2.4

National Public Finance Guarantee Corp.	1.8

Ambac Financial Group, Inc.	0.5

California Mortgage Insurance	0.4

Build America Mutual Assurance Company	0.1

TOTAL	9.6

22	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	450	Short	Mar 2021	$(62,060,526)	$(62,177,344)	$(116,818)
						$(116,818)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

At 11-30-20, the aggregate cost of investments for federal income tax purposes was $446,670,216. Net unrealized appreciation aggregated to $40,550,129, of which $40,797,664 related to gross unrealized appreciation and $247,535 related to gross unrealized depreciation.

See Notes to financial statements regarding investment transactions and other derivatives information.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	23

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $445,218,526)	$482,542,848
Affiliated investments, at value (Cost $4,794,636)	4,794,315
Total investments, at value (Cost $450,013,162)	487,337,163
Receivable for futures variation margin	7,034
Collateral held at broker for futures contracts	1,300,000
Interest receivable	5,931,376
Receivable for fund shares sold	32,244
Receivable from affiliates	1,845
Other assets	59,862
Total assets	494,669,524
Liabilities
Due to custodian	920
Distributions payable	105,156
Payable for investments purchased	2,973,098
Payable for delayed delivery securities purchased	623,095
Payable for fund shares repurchased	516,801
Payable to affiliates
Accounting and legal services fees	15,956
Transfer agent fees	16,639
Distribution and service fees	18,454
Trustees’ fees	442
Other liabilities and accrued expenses	108,630
Total liabilities	4,379,191
Net assets	$490,290,333
Net assets consist of
Paid-in capital	$458,063,061
Total distributable earnings (loss)	32,227,272
Net assets	$490,290,333

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($444,922,127 ÷ 44,741,966 shares)[1]	$9.94
Class C ($18,949,637 ÷ 1,905,936 shares)[1]	$9.94
Class I ($15,793,357 ÷ 1,585,615 shares)	$9.96
Class R6 ($10,625,212 ÷ 1,066,588 shares)	$9.96

Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.35

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

24	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-20 (unaudited)

Investment income
Interest	$8,907,784
Income distributions received from affiliated investments	6,318
Total investment income	8,914,102

Expenses
Investment management fees	1,332,063
Distribution and service fees	673,594
Accounting and legal services fees	46,276
Transfer agent fees	104,026
Trustees’ fees	4,188
Custodian fees	41,167
State registration fees	51,506
Printing and postage	25,457
Professional fees	35,483
Other	15,729
Total expenses	2,329,489
Less expense reductions	(248,120)
Net expenses	2,081,369
Net investment income	6,832,733

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,301,546
Affiliated investments	(1,200)
Futures contracts	398,024
3,698,370
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	15,655,892
Affiliated investments	(1,766)
Futures contracts	(18,635)
15,635,491
Net realized and unrealized gain	19,333,861
Increase in net assets from operations	$26,166,594

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	25

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-20 (unaudited)	Year ended 5-31-20
Increase (decrease) in net assets
From operations
Net investment income	$6,832,733	$14,590,584
Net realized gain (loss)	3,698,370	(1,452,339)
Change in net unrealized appreciation (depreciation)	15,635,491	(12,983,158)
Increase in net assets resulting from operations	26,166,594	155,087
Distributions to shareholders
From earnings
Class A	(6,208,023)	(13,222,109)
Class B1	(6,309)	(38,251)
Class C	(274,797)	(683,984)
Class I	(231,949)	(442,542)
Class R6	(148,768)	(281,497)
Total distributions	(6,869,846)	(14,668,383)
From fund share transactions	1,146,507	(11,478,265)
Total increase (decrease)	20,443,255	(25,991,561)
Net assets
Beginning of period	469,847,078	495,838,639
End of period	$490,290,333	$469,847,078

[1]	Share class was redesignated during the period. Refer to Note 6 for further details.

26	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

CLASS A SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$9.55		$9.83	$9.65	$9.85	$10.18	$10.04
Net investment income[2]	0.14		0.29	0.34	0.35	0.36	0.37
Net realized and unrealized gain (loss) on investments	0.39		(0.28)	0.18	(0.19)	(0.33)	0.15
Total from investment operations	0.53		0.01	0.52	0.16	0.03	0.52
Less distributions
From net investment income	(0.14)		(0.29)	(0.34)	(0.36)	(0.36)	(0.38)
Net asset value, end of period	$9.94		$9.55	$9.83	$9.65	$9.85	$10.18
Total return (%)[3,4]	5.59	[5]	0.09	5.55	1.62	0.34	5.33
Ratios and supplemental data
Net assets, end of period (in millions)	$445		$417	$439	$460	$505	$551
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	[6]	0.93	0.93	0.92	0.92	0.92
Expenses including reductions	0.83	[6]	0.82	0.83	0.81	0.81	0.81
Net investment income	2.85	[6]	2.97	3.52	3.60	3.58	3.70
Portfolio turnover (%)	10		54	33	11	26	13

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	27

CLASS C SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$9.55		$9.83	$9.65	$9.85	$10.18	$10.04
Net investment income[2]	0.10		0.22	0.26	0.28	0.28	0.30
Net realized and unrealized gain (loss) on investments	0.39		(0.28)	0.19	(0.20)	(0.32)	0.15
Total from investment operations	0.49		(0.06)	0.45	0.08	(0.04)	0.45
Less distributions
From net investment income	(0.10)		(0.22)	(0.27)	(0.28)	(0.29)	(0.31)
Net asset value, end of period	$9.94		$9.55	$9.83	$9.65	$9.85	$10.18
Total return (%)[3,4]	5.19	[5]	(0.65)	4.76	0.86	(0.41)	4.55
Ratios and supplemental data
Net assets, end of period (in millions)	$19		$27	$33	$39	$52	$60
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69	[6]	1.68	1.68	1.67	1.67	1.67
Expenses including reductions	1.58	[6]	1.57	1.58	1.56	1.56	1.56
Net investment income	2.10	[6]	2.23	2.77	2.85	2.82	2.95
Portfolio turnover (%)	10		54	33	11	26	13

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

28	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17[2]
Per share operating performance
Net asset value, beginning of period	$9.57		$9.84	$9.66	$9.86	$9.70
Net investment income[3]	0.15		0.31	0.35	0.37	0.12
Net realized and unrealized gain (loss) on investments	0.39		(0.27)	0.19	(0.20)	0.15
Total from investment operations	0.54		0.04	0.54	0.17	0.27
Less distributions
From net investment income	(0.15)		(0.31)	(0.36)	(0.37)	(0.11)
Net asset value, end of period	$9.96		$9.57	$9.84	$9.66	$9.86
Total return (%)[4]	5.66	[5]	0.35	5.71	1.77	2.81	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$16		$15	$13	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	[6]	0.68	0.68	0.67	0.65	[6]
Expenses including reductions	0.68	[6]	0.67	0.68	0.66	0.65	[6]
Net investment income	3.00	[6]	3.13	3.66	3.74	4.05	[6]
Portfolio turnover (%)	10		54	33	11	26	[7]

[1]	Six months ended 11-30-20. Unaudited.
[2]	The inception date for Class I shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	29

CLASS R6 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18[2]
Per share operating performance
Net asset value, beginning of period	$9.57		$9.85	$9.67	$9.90
Net investment income[3]	0.15		0.31	0.35	0.28
Net realized and unrealized gain (loss) on investments	0.39		(0.28)	0.19	(0.23)
Total from investment operations	0.54		0.03	0.54	0.05
Less distributions
From net investment income	(0.15)		(0.31)	(0.36)	(0.28)
Net asset value, end of period	$9.96		$9.57	$9.85	$9.67
Total return (%)[4]	5.67	[5]	0.28	5.74	0.55	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$11		$9	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65	[6]	0.65	0.65	0.64	[6]
Expenses including reductions	0.64	[6]	0.64	0.64	0.63	[6]
Net investment income	3.04	[6]	3.14	3.69	3.81	[6]
Portfolio turnover (%)	10		54	33	11	[7]

[1]	Six months ended 11-30-20. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.

30	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1—Organization

John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2—Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P. M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or

SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	31

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2020, by major security category or type:

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$482,542,848	—	$482,542,848	—
Short-term investments	4,794,315	$4,794,315	—	—
Total investments in securities	$487,337,163	$4,794,315	$482,542,848	—
Derivatives:
Liabilities
Futures	$(116,818)	$(116,818)	—	—

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced “(TBA) or “forward commitment “transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

32	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N. A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2020, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended November 30, 2020 were $3,688.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of May 31, 2020, the fund has a short-term capital loss carryforward of $11,865,334 and a long-term capital loss carryforward of $287,724 available to offset future net realized capital gains. These carryforwards do not expire.

As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.

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Note 3—Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended November 30, 2020, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging from $62.2 million to $101.0 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2020 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures[1]	—	$(116,818)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund’s investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

34	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2020:

Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$398,024

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2020:

Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(18,635)

Note 4—Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5—Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets; (b) 0.500% of the next $500 million of the fund’s average daily net assets; (c) 0.450% of the next $2 billion of the fund’s average daily net assets; and (d) 0.425% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

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For the six months ended November 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$16,525
Class B	22
Class C	988

Class	Expense reduction
Class I	$587
Class R6	373
Total	$18,495

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2020, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

Class B was redesignated during the period. Refer to Note 6 for further details.

The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $216,354, $295 and $12,976 for Class A, Class B and Class C shares, respectively, for the six months ended November 30, 2020.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $114,311 for the six months ended November 30, 2020. Of this amount, $16,802 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $97,509 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2020, CDSCs received by the Distributor amounted to $3,821 and $696 for Class A and Class C shares, respectively.

36	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$540,884	$94,313
Class B	2,951	130
Class C	129,759	5,664
Class I	—	3,335
Class R6	—	584
Total	$673,594	$104,026

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6—Fund share transactions

Transactions in fund shares for the six months ended November 30, 2020 and for the year ended May 31, 2020 were as follows:

	Six Months Ended 11-30-20		Year Ended 5-31-20

	Shares	Amount	Shares	Amount

Class A shares
Sold	2,633,402	$25,861,142	5,101,960	$50,474,065
Distributions reinvested	564,932	5,554,492	1,194,644	11,769,558
Repurchased	(2,137,940)	(20,962,438)	(7,241,567)	(70,582,922)
Net increase (decrease)	1,060,394	$10,453,196	(944,963)	$(8,339,299)

Class B shares
Sold	—	—	1,342	$13,308
Distributions reinvested	519	$5,094	3,437	33,951
Repurchased	(107,434)	(1,051,196)	(141,991)	(1,402,520)
Net decrease	(106,915)	$(1,046,102)	(137,212)	$(1,355,261)

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	Six Months Ended 11-30-20		Year Ended 5-31-20

	Shares	Amount	Shares	Amount

Class C shares
Sold	40,329	$396,495	341,949	$3,350,570
Distributions reinvested	26,866	263,896	65,750	647,894
Repurchased	(1,032,968)	(10,171,329)	(933,555)	(9,192,242)
Net decrease	(965,773)	$(9,510,938)	(525,856)	$(5,193,778)

Class I shares
Sold	128,558	$1,262,919	1,093,024	$10,413,846
Distributions reinvested	23,243	228,841	44,200	435,453
Repurchased	(132,270)	(1,293,818)	(892,611)	(8,554,815)
Net increase	19,531	$197,942	244,613	$2,294,484

Class R6 shares
Sold	211,264	$2,075,816	306,808	$3,024,101
Distributions reinvested	15,077	148,478	28,539	281,497
Repurchased	(119,357)	(1,171,885)	(226,066)	(2,190,009)
Net increase	106,984	$1,052,409	109,281	$1,115,589

Total net increase (decrease)	114,221	$1,146,507	(1,254,137)	$(11,478,265)

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.

Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$582,389

Note 7—Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $47,035,157 and $45,855,318, respectively, for the six months ended November 30, 2020.

Note 8—State or region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.

Note 9—Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:

38	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	479,087	$2,895,029	$39,397,424	$(37,495,172)	$(1,200)	$(1,766)	$6,318	—	$4,794,315

Note 10—Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Tax-Free Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On March 25, 2020 as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order“) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act “), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-, five- and ten-year periods ended December 31, 2019. The Board also noted that performance for the fund was in-line with the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods ended December 31, 2019. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median relative to the three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board took into account management’s discussion of the reasons for the fund’s recent underperformance relative to the peer group. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund were higher than the peer group median and net total expenses for the fund are lower than the peer group median.

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The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;

SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	43

(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(l)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as

44	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

***

SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	45

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

46	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson

Steven R. Pruchansky, Vice Chairperson

Andrew G. Arnott†

Charles L. Bardelis*

James R. Boyle

Peter S. Burgess*

William H. Cunningham

Grace K. Fey

Marianne Harrison†

Deborah C. Jackson

James M. Oates*

Frances G. Rathke*,1

Gregory A. Russo

Officers

Andrew G. Arnott

President

Charles A. Rizzo

Chief Financial Officer

Salvatore Schiavone

Treasurer

Christopher (Kit) Sechler

Secretary and Chief Legal Officer

Trevor Swanberg2

Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Dennis DiCicco

Jeffrey N. Given, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee

† Non-Independent Trustee

1 Appointed as Independent Trustee effective as of September 15, 2020

2 Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:

jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 219909	430 W 7th Street
	Kansas City, MO 64121-9909	Suite 219909
Kansas City, MO 64105-1407

SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	47

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Not part of the shareholder report

Get your questions answered by using our shareholder resources

ONLINE

∎	Visit jhinvestments.com to access a range of resources for individual investors, from account details and fund information to forms and our latest insight on the markets and economy.

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BY PHONE

Call our customer service representatives at 800-225-5291, Monday to Thursday, 8:00 A.M. to 7:00 P.M., and Friday, 8:00 A.M. to 6:00 P.M., Eastern time. We’re here to help!

Not part of the shareholder report

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Real Estate Securities

Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and

Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND

GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ◾ Member FINRA, SIPC 200 Berkeley Street ◾ Boston, MA 02116-5010 ◾ 800-225-5291 ◾ jhinvestments.com

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

A company of Manulife Investment Management

52SA 11/20
MF1438893	1/2021

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2021

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 7, 2021